OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
VAT receivables	$ 844	$ 836
Prepaid expenses and non-trade receivables	954	610
Financial amounts receivable	282	389
Income tax receivable	163	148
Receivables from public authorities	179	207
Receivables from sale of intangible, tangible and financial assets	44	91
Derivative financial instruments (notes 6.1 and 6.3)	193	305
CO2 emission rights	100	180
Other	268	256
Prepaid expenses and other current assets	3,027	3,022
Sovereign-fund guaranteed receivables
Disclosure of detailed information about financial instruments [line items]
Financial amounts receivable	$ 0	$ 98